Income Taxes (Schedule of Tax Expense at Statutory Rates for Company Reconciled to Reported Income Taxes) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (712,711)	$ (439,606)	$ (473,289)
Federal and provincial statutory tax rate	27.00%	26.00%	26.00%
Income tax recovery based on the above rates	$ (192,432)	$ (114,298)	$ (123,055)
Non-deductible expenses and other	164,973	16,998	88,524
Change in tax rates	(102,075)
Losses and temporary differences for which no tax benefit has been recorded	129,534	97,300	34,531
Total income taxes